UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-6589

FIRST FUNDS
(Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado		80202
(Address of principal executive offices)		(Zip code)

Tané Tyler First Funds 1625 Broadway, Suite 2200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2006

Item 1 – Schedule of Investments.

CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)

March 31, 2006

Due Date	Coupon	Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS 7.5%
Federal Home Loan Bank 7.5%
Discount Notes
04/12/06	2.98%	$2,482,000	$2,479,127
04/17/06	3.61%	8,140,000	8,125,312

TOTAL HOME LOAN BANK			10,604,439

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $10,604,439)			10,604,439

	Shares
COMMON STOCKS 91.9%
BUSINESS SERVICIES 7.1%
Advisory Board Co.*	37,100	2,069,067
Euronet Worldwide, Inc.*	56,000	2,118,480
Portfolio Recovery Associates, Inc.*	40,100	1,877,883
Resources Connection, Inc.*	52,000	1,295,320
VeriFone Holdings, Inc.*	86,200	2,610,998

TOTAL BUSINESS SERVICES		9,971,748

CAPITAL GOODS 5.6%
Hexcel Corp.*	76,100	1,671,917
Lincoln Electric Holdings, Inc.	43,500	2,348,565
Mine Safety Appliances Co.	31,700	1,331,400
NCI Building Systems, Inc.*	41,400	2,474,478

TOTAL CAPITAL GOODS		7,826,360

CONSUMER DISCRETIONARY 0.5%
Hot Topic, Inc.*	47,200	684,400

TOTAL CONSUMER DISCRETIONARY		684,400

CONSUMER NON-DURABLES 12.9%
Carter’s, Inc.*	37,400	2,524,126
Coach, Inc.*	87,800	3,036,124
Guitar Center, Inc.*	39,700	1,893,690
Hibbett Sporting Goods, Inc.*	132,030	4,355,670
The Gymboree Corp.*	53,900	1,403,556
Tractor Supply Co.*	25,600	1,698,304
Under Armour, Inc.*	36,800	1,192,320
Urban Outfitters, Inc.*	86,000	2,110,440

TOTAL CONSUMER NON-DURABLES		18,214,230

CONSUMER SERVICES 7.2%
BJ’s Restaurants, Inc.*	49,900	1,347,300
Cheesecake Factory, Inc.*	48,000	1,797,600
First Cash Financial Services, Inc.*	97,100	1,941,029
Ruby Tuesday, Inc.	35,300	1,132,424
Sonic Corp.*	54,562	1,916,763
Strategic Hotels & Resorts, Inc.	87,500	2,037,000

TOTAL CONSUMER SERVICES		10,172,116

ENERGY 4.9%
Basic Energy Services, Inc.*	73,700	2,196,260
Input/Output, Inc.*	173,000	1,679,830
SEACOR Holdings, Inc.*	20,100	1,591,920
Wh Energy Services, Llp*	32,200	1,432,578

TOTAL ENERGY		6,900,588

1

FINANCIALS 8.4%
American Equity Investment Life Insurance Co.		114,700	1,644,798
Amerisafe, Inc.*		90,000	1,080,000
Brookline Bancorp, Inc.		72,200	1,118,378
Delphi Financial Group, Inc.		60,200	3,108,126
Midwest Banc Holdings, Inc.		61,800	1,603,092
RAIT Investment Trust		40,900	1,155,016
Signature Bank*		66,700	2,173,753

TOTAL FINANCIALS			11,883,163

HEALTHCARE 19.3%
Align Technology, Inc. *		150,600	1,381,002
Anadys Pharmaceuticals, Inc.*		104,600	1,685,106
CombinatoRx, Inc.*		43,200	514,080
Conceptus, Inc.*		93,800	1,229,718
Conor Medsystems, Inc.*		45,100	1,325,940
CV Therapeutics, Inc.*		51,300	1,132,704
Digene Corp.*		41,800	1,634,380
Encysive Pharmaceuticals, Inc.*		78,600	384,354
Immucor, Inc.*		53,650	1,539,218
Keryx Biopharmaceuticals, Inc.*		93,900	1,794,429
MGI PHARMA, Inc.*		109,300	1,912,750
Micrus Endovascular Corp.*		88,500	1,251,390
Nastech Pharmaceutical Co., Inc.*		139,700	2,514,600
Nektar Therapeutics*		97,100	1,978,898
PDL BioPharma, Inc.*		65,500	2,148,400
Rigel Pharmaceuticals, Inc.*		101,400	1,165,086
SeraCare Life Sciences, Inc.*		15,000	55,500
Telik, Inc.*		84,100	1,628,176
United Therapeutics Corp.*		29,700	1,968,516

TOTAL HEALTHCARE			27,244,247

TECHNOLOGY 24.5%
Akamai Technologies, Inc.*		71,700	2,358,213
Cymer, Inc.*		32,700	1,485,888
ESCO Technologies, Inc.*		37,900	1,919,635
F5 Networks, Inc.*		29,400	2,131,206
Hutchinson Technology, Inc.*		45,300	1,366,701
Informatica Corp.*		145,500	2,262,525
iRobot Corp.*		21,300	592,140
Ixia*		89,100	1,270,566
Marchex, Inc.*		55,400	1,191,100
Microsemi Corp.*		59,400	1,729,134
O2Micro International, Ltd.*		129,600	1,377,648
Polycom, Inc.*		104,000	2,254,720
Rackable Systems, Inc.*		33,300	1,759,905
Secure Computing Corp.*		125,300	1,445,962
Semtech Corp.*		82,900	1,483,081
SiRF Technology Holdings, Inc.*		45,900	1,625,319
Symmetricom, Inc.*		141,100	1,206,405
Tekelec*		119,500	1,652,685
Tessera Technologies, Inc.*		39,200	1,257,536
TIBCO Software, Inc.*		188,700	1,577,532
Websense, Inc.*		51,800	1,428,644
Witness Systems, Inc.*		45,600	1,158,240

TOTAL TECHNOLOGY			34,534,785

TRANSPORTATION 1.5%
Knight Transportation, Inc.		72,225	1,426,444
Universal Truckload Services, Inc.*		28,300	708,915

TOAL TRANSPORTATION			2,135,359

TOTAL COMMON STOCKS (Cost $97,550,787)			129,566,996

MONEY MARKET MUTUAL FUNDS 0.1%
SSGA Prime Money Market Fund		39,003	39,003
SSGA U.S. Treasury Money Market Fund		38,283	38,283

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $77,286)			77,286

TOTAL INVESTMENTS (Cost $108,232,512)	99.5%		140,248,721

Other Assets in Excess of Liabilities	0.5%		681,418
NET ASSETS	100.0%		$140,930,139

2

*Non-income producing security

Income Tax Information:

At March 31, 2006 , the net unrealized appreciation based on cost for income tax purposes of $108,344,968 was as follows:

Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$35,367,446

Aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(3,463,693)

Net unrealized appreciation	$31,903,753

The primary difference between book & tax net unrealized appreciation is wash sale loss deferrals.

See Notes to Quarterly Statement of Investments

3

CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)

March 31, 2006

	Shares	Value
COMMON STOCKS 97.1%
CONSUMER DISCRETIONARY 17.8%
Media 8.2%
Comcast Corp., Class A*	296,018	$7,731,990
McGraw-Hill Co., Inc.	121,360	6,992,763
Walt Disney Co.	444,000	12,383,160

TOTAL MEDIA		27,107,913

Motorcycle Manufacturers 1.9%
Harley Davidson, Inc.	123,050	6,383,834

Retailing 6.8%
Abercrombie & Fitch Co.	21,000	1,224,300
Home Depot, Inc.	370,290	15,663,267
Kohl’s Corp.*	106,900	5,666,769

TOTAL RETAILING		22,554,336

Shoe Manufacturing 0.9%
NIKE, Inc.	34,600	2,944,460

TOTAL CONSUMER DISCRETIONARY		58,990,543

CONSUMER STAPLES 11.5%
Discount Stores 2.3%
Wal-Mart Stores, Inc.	166,200	7,851,288

Food, Beverage & Tobacco 6.2%
Costco Wholesale Corp.	178,050	9,643,188
Pepsico, Inc.	188,300	10,881,857

TOTAL FOOD, BEVERAGE & TOBACCO		20,525,045

Household & Personal Products 3.0%
Colgate-Palmolive Co.	172,425	9,845,467

TOTAL CONSUMER STAPLES		38,221,800

ENERGY 6.0%
Energy 6.0%
Exxon Mobil Corp.	208,100	12,664,966
GlobalSantaFe Corp.	118,100	7,174,575

TOTAL ENERGY		19,839,541

FINANCIALS 26.9%
Banks 3.2%
Wells Fargo & Co.	166,906	10,660,286

Diversified Financials 6.5%
Capital One Financial Corp.	161,725	13,022,097
Citigroup, Inc.	39,000	1,841,970
Federal Home Loan Mortgage	107,675	6,568,175

TOTAL DIVERSIFIED FINANCIALS		21,432,242

Insurance 17.2%
AFLAC, Inc.	204,000	9,206,520
American International Group, Inc.	204,970	13,546,467
Fidelity National Financial, Inc.	202,720	7,202,642
Fidelity National Title Class A	90,476	2,060,139
Willis Group Holdings, Ltd.	351,715	12,049,756
XL Capital, Ltd., Class A	203,600	13,052,796

TOTAL INSURANCE		57,118,320

TOTAL FINANCIALS		89,210,848

HEALTHCARE 6.4%
Healthcare Equipment & Supplies 3.6%
Fisher Scientific International, Inc.*		51,500	3,504,575
Medtronic, Inc.		165,750	8,411,813

TOTAL HEALTHCARE EQUIPMENT & SUPPLIES			11,916,388

Pharmaceuticals & Biotechnology 2.8%
Pfizer, Inc.		377,915	9,417,642

TOTAL HEALTHCARE			21,334,030

INDUSTRIALS 9.6%
Capital Goods 3.7%
General Electric Co.		350,400	12,186,912

Diversified Industrials 0.5%
3M Co.		23,000	1,740,870

Industrial Machinery 5.4%
Illinois Tool Works, Inc.		70,190	6,759,999
Ingersoll-Rand Co., Ltd.		271,700	11,354,343

TOTAL INDUSTRIAL MACHINERY			18,114,342

TOTAL INDUSTRIALS			32,042,124

INFORMATION TECHNOLOGY 18.0%
Computer Peripherals 1.0%
EMC Corp.*		239,550	3,265,066

Semiconductors 3.8%
Analog Devices, Inc.		157,250	6,021,102
Intel Corp.		338,650	6,552,878

TOTAL SEMICONDUCTORS			12,573,980

Software 5.1%
Microsoft Corp.		629,500	17,128,695

Technology Hardware & Equipment 8.1%
Cisco Systems, Inc. *		501,400	10,865,338
Flextronics International, Ltd.*		954,876	9,882,967
Qualcomm, Inc.		120,800	6,113,688

TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			26,861,993

TOTAL INFORMATION TECHNOLOGY			59,829,734

TELECOMMUNICATIONS 0.9%
Telecommunication Services 0.9%
Vodafone Group, plc ADR		139,050	2,906,145

TOTAL TELECOMMUNICATIONS			2,906,145

TOTAL COMMON STOCKS (Cost $287,146,835)			322,374,765

MONEY MARKET MUTUAL FUNDS 3.8%
SSgA Prime Money Market Fund		6,436,066	6,436,066
SSgA U.S. Treasury Money Market Fund		6,284,470	6,284,470

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $12,720,536)		21,393,247	12,720,536

TOTAL INVESTMENTS (Cost $299,867,371)	100.9%		335,095,301
Liabilities in Excess of Other Assets	-0.9%		(3,171,296)
NET ASSETS	100.0%		$331,924,005

* Non-income producing security

ADR - American Depositary Receipt

Income Tax Information:

At March 31, 2006, the net unrealized appreciation based on cost for income tax purposes of $300,301,604 was as follows:

Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$50,449,829

Aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(15,656,132)

Net unrealized appreciation	$34,793,697

The primary difference between book & tax net unrealized appreciation is wash sale loss deferrals.

See Notes to Quarterly Statement of Investments

INTERMEDIATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)

March 31, 2006

Due Date	Coupon	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 53.9%
U.S. Treasury Notes 10.2%
08/15/10	4.125%	$4,200,000	$4,084,336
08/15/12	4.375%	14,175,000	13,806,776
02/15/15	4.000%	13,500,000	12,651,498

TOTAL U.S. TREASURY NOTES			30,542,610

Federal Farm Credit Bank 1.8%
06/15/07	3.250%	2,500,000	2,445,915
07/21/08	3.150%	3,000,000	2,877,171

TOTAL FEDERAL FARM CREDIT BANK			5,323,086

Federal Home Loan Bank 14.5%
11/15/06	4.125%	20,000,000	19,877,380
11/15/06	4.875%	13,000,000	12,978,628
10/05/07	3.375%	11,000,000	10,726,925

TOTAL FEDERAL HOME LOAN BANK			43,582,933

Federal Home Loan Mortgage Corporation 16.4%
06/16/06	2.910%	14,500,000	14,438,201
01/05/07	6.700%	5,000,000	5,049,155
01/19/07	3.050%	2,500,000	2,459,713
09/15/07	3.500%	1,950,000	1,908,143
01/23/08	3.650%	10,540,000	10,280,537
03/15/09	5.750%	4,510,000	4,588,614
07/15/12	5.125%	1,810,000	1,804,293
01/30/14	5.000%	9,000,000	8,757,351

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION			49,286,007

Federal National Mortgage Association 11.0%
02/15/08	5.750%	2,850,000	2,883,413
02/01/11	6.250%	5,000,000	5,185,515
02/22/11	5.300%	9,560,000	9,481,120
02/28/12	5.625%	11,000,000	10,916,565
08/01/12	5.250%	4,500,000	4,454,384

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION			32,920,997

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $164,145,599)			161,655,633

CORPORATE BONDS & NOTES 44.5%
FINANCIALS 29.6%
Banks 12.4%
AmSouth Bank*
02/01/08	6.450%	5,100,000	5,183,033
Bank of America Corp.
01/15/13	4.875%	4,940,000	4,769,570
First Union National Bank
02/15/10	7.875%	5,000,000	5,411,415
Key Bank
07/17/07	5.000%	5,500,000	5,470,960
Regions Bank
12/15/06	2.900%	2,530,000	2,491,620
Regions Financial Corp.
03/01/11	7.000%	4,500,000	4,810,360
Synovus Financial Corp.
02/15/13	4.875%	1,775,000	1,698,654
US Bank
02/04/14	6.300%	7,000,000	7,312,396

TOTAL BANKS			37,148,008

Broker/Dealers 7.1%
Bear Stearns Co.
01/15/07	5.700%	6,330,000	6,350,807
Goldman Sachs Group, Inc.
01/15/11	6.875%	3,500,000	3,694,635
J.P. Morgan Chase & Co.
05/30/07	5.250%	4,065,000	4,058,606
Lehman Brothers, Inc.
01/18/12	6.625%	4,500,000	4,734,180
Merrill Lynch & Co., Inc.
01/15/07	7.000%	2,580,000	2,614,747

TOTAL BROKER/DEALERS			21,452,975

Financial Services 3.7%
General Electric Corp.
11/21/11	4.375%	6,710,000	6,375,184
Washington Mutual Bank
01/15/15	5.125%	5,000,000	4,728,520

TOTAL FINANCIAL SERVICES			11,103,704

Insurance 6.4%
AIG Sunamerica Global Financing*
08/01/08	5.850%	5,000,000	5,053,735
Allstate Financial Global Funding II*
04/15/07	2.625%	7,665,000	7,428,489
Berkshire Hathaway, Inc.
10/15/13	4.625%	7,000,000	6,628,006

TOTAL INSURANCE			19,110,230

TOTAL FINANCIALS			88,814,917

INDUSTRIALS 13.2%
Capital Goods 0.4%
Boeing Capital Corp.
05/15/06	5.650%	1,125,000	1,126,089

TOTAL CAPITAL GOODS			1,126,089

Consumer Cyclicals 2.3%
Ford Motor Credit Co.
01/25/07	6.500%	7,000,000	6,973,204

Healthcare 3.5%
Abbott Laboratories
07/01/06	5.625%	3,500,000	3,504,966
Bristol-Meyers Squibb Co.
10/01/11	5.750%	7,000,000	7,076,930

TOTAL HEALTHCARE			10,581,896

Telecommunications 7.0%
AT&T Broadband
03/15/13	8.375%	5,095,000	5,730,087
BellSouth Corp.
10/15/11	6.000%	7,000,000	7,129,402
GTE Corp.
11/01/08	6.900%	5,000,000	5,126,390
Verizon Communications, Inc.
12/15/06	5.375%	3,000,000	3,000,333

TOTAL TELECOMMUNICATIONS			20,986,212

TOTAL INDUSTRIALS			39,667,401

UTILITIES 1.7%
Gas 1.7%
Consolidated Natural Gas Co.
12/01/14	5.000%	5,385,000	5,048,621

TOTAL GAS			5,048,621

TOTAL UTILITIES			5,048,621

TOTAL CORPORATE BONDS & NOTES
(Cost $136,018,032)			133,530,939

MORTGAGE-BACKED OBLIGATIONS	0.0	%**
Government National Mortgage Association
Pool #26825
09/15/08	9.000%		2,185	2,248

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $2,130)				2,248

		Shares
MONEY MARKET MUTUAL FUNDS 0.6%
SSgA Prime Money Market Fund		1,891,164	1,891,164
SSgA Treasury Money Market Fund		15,834	15,834

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $1,906,998)			1,906,998

TOTAL INVESTMENTS (Cost $302,072,759)	99.0%		297,095,818
Other Assets in Excess of Liabilities	1.0%		2,978,931
NET ASSETS	100.0%		$300,074,749

* Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities amounted to a value of $17,665,257 or 5.95% of net assets.

** Less than 0.05% of net assets

Income Tax Information:

At March 31, 2006, the net unrealized appreciation based on cost for income tax purposes of $302,072,759 was as follows:

Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$1,342,876

Aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(6,319,817)

Net unrealized depreciation	$(4,976,941)

See Notes to Quarterly Statement of Investments

TENNESSEE TAX-FREE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)

March 31, 2006

Due			Bond Rating	Principal
Date	Coupon		Moody/S&P	Amount	Value

TENNESSEE MUNICIPAL OBLIGATIONS 99.1%
GENERAL OBLIGATION BONDS 51.9%
Blount County
04/01/17	5.000	%, FGIC	Aaa/AAA	$1,500,000	$1,596,000
06/01/20	5.000	%, FGIC	Aaa/NR	1,125,000	1,183,376
Bradley County
03/01/10	4.250	%, FGIC	Aaa/AAA	1,000,000	1,001,140
Crockett County
04/01/11	5.000	%, AMBAC	Aaa/NR	500,000	507,130
Dickson County
06/01/16	5.000	%, FGIC	Aaa/NR	1,535,000	1,619,839
12/01/17	5.000	%, FGIC	Aaa/NR	1,000,000	1,057,820
Franklin
Special School District
06/01/12	5.100%		Aa2/NR	2,500,000	2,668,275
Franklin
Water & Sewer
04/01/15	4.500%		Aaa/NR	1,700,000	1,761,863
04/01/17	5.000%		Aaa/NR	2,115,000	2,274,281
04/01/19	5.000%		Aaa/NR	1,120,000	1,205,501
Greene County
06/01/18	5.000	%, MBIA	Aaa/NR	1,100,000	1,173,964
Grundy County
05/01/06	5.350	%, FGIC	Aaa/AAA	300,000	300,396
Hamilton County
11/01/09	5.000%		Aa1/NR	2,100,000	2,182,299
11/01/15	5.300%		Aa1/NR	3,535,000	3,720,658
Johnson City
05/01/14	5.550	%, FGIC	Aaa/AAA	2,250,000	2,295,203
Lawrenceburg
Water & Sewer
07/01/15	5.500	%, FSA	Aaa/AAA	1,330,000	1,420,772
Lincoln County
04/01/14	5.250	%, FGIC	Aaa/NR	1,315,000	1,431,141
Madison County
04/01/18	5.000	%, FSA	Aaa/NR	1,500,000	1,599,600
McNairy County
03/01/15	4.000	%, MBIA	Aaa/NR	1,750,000	1,731,852
Metropolitan Nashville & Davidson County
02/01/17	5.000%		Aa2/AA	1,500,000	1,587,615
Montgomery County
05/01/16	4.750%		Aaa/NR	1,000,000	1,054,010
Roane County
05/01/14	4.000	%, MBIA	Aaa/NR	500,000	501,700
Rutherford County
04/01/14	5.000%		Aa2/AA	4,000,000	4,190,320
Smith County
04/01/13	5.000	%, AMBAC	Aaa/NR	1,020,000	1,089,982
Tennessee State
05/01/11	5.000%		Aa2/AA	2,160,000	2,284,632
Tipton County
04/01/12	5.250	%, AMBAC	Aaa/NR	500,000	508,575
Warren County
06/01/12	5.000	%, MBIA	Aaa/NR	1,845,000	1,962,287
Washington County
04/01/18	5.000	%, AMBAC	Aaa/NR	1,420,000	1,514,288
Williamson County
04/01/12	5.000%		Aa1/NR	2,500,000	2,657,950
03/01/13	5.000%		Aa1/NR	2,500,000	2,626,175
03/01/14	5.000%		Aa1/NR	2,000,000	2,097,300

TOTAL GENERAL OBLIGATION BONDS					52,805,944

REVENUE BONDS 47.2%
Facilities 2.2%
Metropolitan Nashville & Davidson County
Sports Authority
07/01/19	5.000%		Aaa/AAA	2,140,000	2,256,544

Health & Education 23.5%
Blount County
07/01/09	5.250%		Baa1/NR	2,765,000	2,835,756
Chattanooga
10/01/15	5.000%		NR/NR**	990,000	997,960
Franklin County
09/01/09	4.750%		NR/A+	1,310,000	1,329,689
Jackson
04/01/10	5.500	%, AMBAC	Aaa/AAA	400,000	404,396
Johnson City
07/01/09	5.125	%, MBIA	Aaa/AAA	2,000,000	2,083,020
Knox County
Baptist Health
04/15/11	5.500	%, CONLEE	Baa3/AAA	1,000,000	1,029,190
Knox County
Children’s Hospital
07/01/12	4.500%		Baa1/BBB+	1,400,000	1,389,556
07/01/16	5.000%		Baa1/BBB+	3,810,000	3,865,169
Knox County
Covenant Health
01/01/12	4.200%		NR/NR*	3,400,000	3,433,184
01/01/14	5.750	%, MBIA	Aaa/AAA	1,000,000	1,111,900
01/01/18	5.500%		Aaa/AAA	2,000,000	2,138,980
Metropolitan Nashville & Davidson County
Vanderbilt University
07/01/14	5.375%		Aa2/AA	1,000,000	1,030,330
Shelby County
08/01/12	5.500	%, MBIA	Aaa/AAA	650,000	661,135
Tennessee State School
Board Authority
05/01/11	5.500%		Aa3/AA-	500,000	508,225
05/01/18	5.000%		Aaa/AAA	1,000,000	1,054,920

TOTAL HEALTH & EDUCATION					23,873,410

Housing 2.4%
Tennessee Housing
Development Agency
01/01/11	5.800%		Aa2/AA	400,000	408,980
07/01/16	4.900%		Aa2/AA	2,000,000	2,040,160

TOTAL HOUSING					2,449,140

Industrial Development 3.3%
Chattanooga
10/01/16	5.400	%, AMBAC	Aaa/AAA	3,210,000	3,403,852

Utilities 15.8%
Harpeth Valley
Utilities District
09/01/17	5.000	%, MBIA	Aaa/NR	1,100,000	1,166,539
Johnson City
Electric
05/01/10	5.400	%, MBIA	Aaa/AAA	500,000	500,625
05/01/12	5.100	%, MBIA	Aaa/AAA	1,500,000	1,539,135
Knoxville
Electric
07/01/13	5.000%		Aa3/AA	1,000,000	1,050,110
Knoxville
Water & Sewer
04/01/15	5.000%		Aa3/AA	1,350,000	1,441,625
La Follette
Electric
03/01/15	5.250	%, AMBAC	Aaa/NR	1,000,000	1,014,980
03/01/17	4.500	%, MBIA	Aaa/NR	1,000,000	1,019,080
Madison
Utilities District
02/01/10	5.600	%, MBIA	Aaa/AAA	500,000	516,920
Metropolitan Nashville & Davidson County
Electric
05/15/15	5.125%		Aa3/AA	1,000,000	1,048,410
05/15/18	5.000	%, AMBAC	Aaa/AAA	1,000,000	1,055,170
Metropolitan Nashville & Davidson County
Water & Sewer
01/01/13	5.200	%, FGIC	Aaa/AAA	1,500,000	1,617,255
Rutherford County
Utilities District
02/01/11	5.100	%, FGIC	Aaa/NR	500,000	512,730
Sevier County
Gas
05/01/11	5.400	%, AMBAC	Aaa/NR	1,000,000	1,018,530
South Blount County
Water
12/01/17	5.000	%, FGIC	Aaa/NR	1,000,000	1,055,480
West Wilson
Utilities District
06/01/17	5.000	%, MBIA	Aaa/NR	1,390,000	1,474,804

TOTAL UTILITIES					16,031,393

TOTAL REVENUE BONDS					48,014,339

TOTAL TENNESSEE MUNICIPAL OBLIGATIONS (Cost $99,801,271)					100,820,283

		Shares
MONEY MARKET MUTUAL FUNDS 0.0%***
Federated Tax Free Fund		737	737
SSGA Tax Free Fund		320	320

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $1,057)			1,057

TOTAL INVESTMENTS (Cost $99,802,328)	99.1%		100,821,340
Other Assets in Excess of Liabilities	0.9%		903,208
NET ASSETS	100.0%		$101,724,548

* At March 31, 2006, this security was rated A by Fitch
** At March 31, 2006, this security was rated BBB- by Fitch
*** Less than 0.05% of net assets

The Portfolio had the following insurance concentration of 10% or greater of net assets at March 31, 2006:

AMBAC	10.3%
FGIC	13.4%
MBIA	15.2%

To simplify the listings of securities, abbreviations are used per the table below:

AMBAC	Ambac Financial Group, Inc.
CONLEE	Connie Lee Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
MBIA	Municipal Bond Insurance Association

Income Tax Information:

At March 31, 2006, the net unrealized appreciation based on cost for income tax purposes of $99,802,328 was as follows:

Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$1,603,606

Aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(584,594)

Net unrealized appreciation	$1,019,012

Ratings:

The Moody’s and S&P ratings are believed to be the most recent ratings at March 31, 2006.

See Notes to Quarterly Statement of Investments

CASH RESERVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)

March 31, 2006

Due	Discount Rate or	Principal
Date	Coupon Rate	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 4.9%
Federal Home Loan Bank Discount Note 4.9%
04/03/06	4.450%	3,404,000	3,404,000

TOTAL FEDERAL HOME LOAN BANK			3,404,000

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS			3,404,000

COMMERCIAL PAPER 90.7%
Asset-Backed Securities 61.6%
Atlantic Asset
04/20/06	4.750%	3,400,000	3,392,374
Atomium Funding Corp.
04/04/06	4.670%	3,400,000	3,399,559
Barton Capital Corp.
04/13/06	4.650%	3,400,000	3,395,608
Beethoven
04/28/06	4.770%	3,400,000	3,388,737
Cullinan Finance Corp.
04/28/06	4.660%	3,000,000	2,990,292
Fairway Finance, Ltd.
04/21/06	4.650%	2,829,000	2,822,422
Kitty Hawk Funding Corp.
04/03/06	4.760%	3,400,000	3,400,000
Lake Constance Funding, llc
04/12/06	4.740%	3,400,000	3,395,971
Three Rivers Funding Corp.
04/21/06	4.750%	3,400,000	3,391,925
Thunder Bay Funding, Inc.
04/04/06	4.700%	3,400,000	3,399,556
Ticonderoga Funding, llc
04/06/06	4.720%	3,400,000	3,398,663
Transamerica Securities Sales Corp
04/03/06	4.690%	3,400,000	3,400,000
Triple A-1 Funding
04/13/06	4.750%	3,400,000	3,395,514

TOTAL ASSET-BACKED SECURITIES			43,170,621

Broker/Dealers 4.8%
Merrill Lynch & Co.
04/03/06		4.680%	3,400,000	3,400,000

Depository Institutions 24.3%
Norddeutsche Landesbank
04/04/06		4.680%	3,400,000	3,399,558
Rabobank USA Finance Co.
04/03/06		4.830%	3,400,000	3,400,000
Societe Generale
04/03/06		4.770%	3,400,000	3,400,000
Spintab AB
04/03/06		4.660%	3,400,000	3,400,000
UBS Finance, llc
04/03/06		4.660%	3,400,000	3,400,000

TOTAL DEPOSITORY INSTITUTIONS				16,999,558

TOTAL COMMERCIAL PAPER				63,570,179

CORPORATE NOTES 4.6%
Asset Backed Securities 1.4%
Racers Trust**
04/24/06*		4.794%	1,000,000	1,000,000

Depository Institutions 3.2%
Westpac Banking Corp.
06/12/06*		4.930%	2,250,000	2,250,000

TOTAL CORPORATE NOTES				3,250,000

TOTAL INVESTMENTS	100.2%			70,224,179
Liabilities in Excess of Other Assets	-0.2%			(169,520)
NET ASSETS	100.0%			70,054,659

*	Floating or variable rate security - rate disclosed as of March 31, 2006. Maturity date represents the next interest rate reset date.
**

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities amounted to a value of $1,000,000 or 1.43% of net assets.

Income Tax Information:

The cost for Federal income tax purposes - $70,224,179

MUNICIPAL MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)

March 31, 2006

Due Date	Discount Rate or Coupon Rate	Principal Amount	Value

MUNICIPAL BONDS & NOTES 88.1%
Alabama 2.3%
Columbia Industrial Development Board	3.160%, SO	$800,000	$800,000
04/03/06*
Jefferson County
04/03/06*	3.140%, BYLAN; JPM	500,000	500,000

TOTAL ALABAMA			1,300,000

Alaska
Valdez Marine 3.0%
04/03/06*	3.120%, XOM	300,000	300,000
Valdez Marine
04/03/06*	3.120%, XOM	1,400,000	1,400,000

TOTAL ALASKA			1,700,000

California 2.9%
California Economic Recovery
04/03/06*	3.070%, C	1,600,000	1,600,000

Colorado 3.6%
Denver Urban Renewal Authority
04/06/06*	3.260%, LLOYDS	1,000,000	1,000,000
Housing & Financial Authority
07/05/06	2.750%, TRINITY	1,000,000	1,000,000

TOTAL COLORADO			2,000,000

Delaware 5.9%
Delaware Economic Development Authority
04/06/06*	3.300%, AIB	2,000,000	2,000,000
Delaware Industrial Development Authority
04/03/06*	3.140%, UPS	1,300,000	1,300,000

TOTAL DELAWARE			3,300,000

Georgia 3.9%
Georgia Local Government
04/06/06*	3.250%, MBIA; BAC	2,200,000	2,200,000

Illinois 11.4%
Chicago Board of Education
04/05/06*	3.240%, FGIC; MER	1,000,000	1,000,000
Illinois Educational Facilities Authority
04/05/06*	3.280%, FITB	1,600,000	1,600,000
Metropolitan Pier & Exposition Authority
04/06/06*	3.240%, MBIA; GS	1,000,000	1,000,000
Rockford Industrial Development
04/06/06*	3.280%, MI	1,765,000	1,765,000
Will County School District
04/06/06*	3.250%, FSA; MER	1,000,000	1,000,000

TOTAL ILLINOIS			6,365,000

Indiana 3.6%
Hendricks County Industrial Redevelopment
04/06/06*	3.350%, HBAN	1,000,000	1,000,000
Indiana Transportation Financial Authority
04/06/06*	3.230%, FGIC; BK	1,000,000	1,000,000

TOTAL INDIANA			2,000,000

Louisiana 5.3%
Louisiana Housing Financial Agency
04/06/06*	3.220%, FNMA	1,935,000	1,935,000
Louisiana Local Government Environment Facilities
04/06/06*	3.250%, RGBK	1,000,000	1,000,000

TOTAL LOUISIANA			2,935,000

Massachusetts 2.1%
Massachusetts Health & Educational Facilities
04/06/06*		3.030%, MASSIN	1,155,000	1,155,000

Michigan 3.1%
Detroit Economic Development
04/06/06*		3.250%, CF	1,725,000	1,725,000

Mississippi 5.2%
Mississippi Development Bank
04/06/06*		3.270%, ABK	1,920,000	1,920,000
07/19/06*		2.830%, ABK; WB	1,000,000	1,000,000

TOTAL MISSISSIPPI				2,920,000

New Jersey 2.9%
New Jersey Health Care Facilities
04/06/06*		3.140%, WB	1,600,000	1,600,000

New York 3.9%
New York
04/03/06*		3.130%, JPM	2,200,000	2,200,000

Ohio 11.0%
Hamilton County Hospital Facilities
04/05/06*		3.190%, MBIA; CS	600,000	600,000
Napoleon
07/27/06		4.000%	925,000	928,260
Ohio Higher Educational Facility
04/06/06*		3.250%, KEY	1,535,000	1,535,000
Toledo City Services
04/06/06*		3.170%, STT	1,000,000	1,000,000
Tuscarawas County Hospital Facilities
04/06/06*		3.240%, LLOYDS; MER	2,060,000	2,060,000

TOTAL OHIO				6,123,260

Pennsylvania 3.3%
York General Authority
04/07/06*		3.250%, MTB	1,810,000	1,810,000

South Carolina 3.6%
South Carolina Jobs Economic Development Authority
04/06/06*		3.230%, ASSET; RY	2,000,000	2,000,000

Tennessee 0.8%
Memphis
04/05/06*		3.450%, WESTLB	470,000	470,000

Texas 4.1%
Comal Independent School District
04/06/06*		3.270%, PSFG; BK	2,260,000	2,260,000

Vermont
Vermont Education & Health Buildings 2.2%
04/03/06*		3.190%, BNK	1,200,000	1,200,000

Wyoming 4.0%
Uinta County Pollution Control
04/03/06*		3.150%, CVX	2,200,000	2,200,000

TOTAL MUNICIPAL BONDS & NOTES				49,063,260

TOTAL INVESTMENTS	88.1%			49,063,260
Other Assets in Excess of Liabilities	11.9%			6,625,486
NET ASSETS	100.0%			$55,688,746

*Floating or variable rate security - rate disclosed as of March 31, 2006. Maturity date represents the next interest rate reset date.

To simplify the listings of securities, abbreviations are used per the table below:

ABK	AMBAC Financial Group, Inc.
AIB	Allied Irish Bank, plc
ASSET	Radian Asset Assurance
BAC	Bank of America Corp.
BK	Bank of New York Co.
BNK	TD Banknorth NA
BYLAN	Bayerische Landesbank
C	Citigroup, Inc.
CF	Charter One Financial, Inc.
CS	Credit Suisse Group
CVX	Chevron Corp.
FGIC	Financial Guaranty Insurance Co.
FITB	Fifth Third Bancorp
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GS	Goldman Sachs Group, Inc.
HBAN	Huntington Bancshares, Inc.
JPM	J.P. Morgan Chase & Co.
KEY	Keycorp
LLOYDS	Lloyds TSB Group, plc
MASSIN	Massachusetts Institute of Technology
MBIA	Municipal Bond Insurance Association, Inc.
MER	Merrill Lynch & Co., Inc.
MI	Marshall & Ilsley Corp.
MTB	M&T Bank Corp.
PSFG	Permanent School Fund Guarantee
RGBK	Regions Financial Corp.
RY	Royal Bank of Canada
SO	Southern Company
STT	State Street Corp.
TRINITY	Trinity Funding Corp.
UPS	United Parcel Service of America, Inc.
WB	Wachovia Corp.
WESTLB	WestLB AG
XOM	Exxon Mobile Corp.

Income Tax Information:

The cost for Federal income tax purposes - $49,063,260

See Notes to Quarterly Statement of Investments

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)

March 31, 2006

Due Date	Discount Rate or Coupon Rate	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 100.2%
Federal Farm Credit Bank 15.8%
04/03/06**	4.630%	$8,641,000	$8,641,000
04/13/06*	4.760%	5,000,000	4,998,608
05/08/06*	4.780%	5,000,000	5,000,059

TOTAL FEDERAL FARM CREDIT BANK			18,639,667

Federal Home Loan Bank 21.1%
04/21/06*	4.670%	10,000,000	9,997,644
05/02/06*	4.570%	5,000,000	4,999,065
04/26/06**	4.670%	10,000,000	9,970,164

TOTAL FEDERAL HOME LOAN BANK			24,966,873

Federal Home Loan Mortgage Corporation 56.7%
04/04/06**	4.635%	2,300,000	2,299,704
04/25/06**	4.670%	25,432,000	25,359,420
04/28/06**	4.670%	7,100,000	7,076,974
05/01/06**	4.670%	27,880,000	27,778,734
05/02/06**	4.680%	2,870,000	2,859,185
05/02/06**	4.670%	692,000	689,392
05/08/06**	4.680%	1,000,000	995,450

TOTAL HOME LOAN MORTGAGE CORPORATION			67,058,859

Federal National Mortgage Association 5.8%
04/18/06**	4.680%	3,108,000	3,101,939
04/28/06**	4.675%	3,000,000	2,990,260
05/03/06**	4.700%	700,000	697,258

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION			6,789,457

Federal National Mortgage Association Agency Bonds 0.8%
04/28/06	2.300%	964,000	962,336

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION AGENCY BONDS			962,336

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS			118,417,192

TOTAL INVESTMENTS	100.2%		118,417,192
Liabilities in Excess of Other Assets	-0.2%		(223,304)
NET ASSETS	100.0%		$118,193,888

* Floating or variable rate security rate disclosed as of March 31, 2006. Maturity date represents the next interest rate reset date.

**Discount Note.

Income Tax Information:

The cost for Federal income tax purposes	118,417,192

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

Significant Accounting and Operating Policies

First Funds (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-ended management investment company organized as a Massachusetts business trust by a Declaration of Trust dated March 6, 1992, as amended and restated on September 4, 1992, as amended and restated on June 26, 2003.

The Trust currently has seven active investment portfolios (each referred to as a “Portfolio”). The U.S. Government Money Market and Municipal Money Market Portfolios may offer three classes of shares (Classes I, A and C) and the Core Equity, Capital Appreciation, Intermediate Bond, Tennessee Tax-Free and Cash Reserve Portfolios may offer four classes of shares (Classes I, A, B and C). As of September 30, 2005, Class A shares have not been issued for the U.S. Government Money Market, Municipal Money Market and Cash Reserve Portfolios Money Market Portfolios.

The following summarizes the significant accounting policies for the Trust.

Security Valuation:

Core Equity, Capital Appreciation, Intermediate Bond and Tennessee Tax-Free Portfolios:  Securities held in the Core Equity and Capital Appreciation Portfolios for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the closing bid price. Over-the-counter securities traded on NASDAQ are valued based upon the NASDAQ Official Closing Price. Securities held in the Intermediate Bond and Tennessee Tax-Free Portfolios are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued using dealer-supplied valuations or at the fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term fixed-income securities maturing within 60 days are valued at amortized cost which approximates current value.

Money Market Portfolios:  Each of the Money Market Portfolios values securities utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act, pursuant to which each Money Market Portfolio must adhere to certain conditions. Under this method, investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Repurchase Agreements:  Each Portfolio, through its custodian, receives delivery of underlying securities, whose market value, including interest, is required to be at least equal to 102% of the resale price. The Trust’s advisers are responsible for determining that the value of these underlying securities remains at least equal to 102% of the resale price. If the seller defaults, each Portfolio would suffer a loss to the extent that the proceeds from the sale of the underlying securities were less than the repurchase price.

Securities Purchased on a When-Issued or Forward Commitment Basis:  Delivery and payment for securities that have been purchased by the portfolios on a when-issued basis can take place a month or more after the trade date. Normally, the settlement date occurs within six months after the trade date; however, the portfolios may, from time to time, purchase securities whose settlement date extends beyond six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The portfolios maintain segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the portfolio’s net asset value to the extent the portfolio makes such purchases while remaining substantially fully invested.

Other:  Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis for both financial reporting and income tax purposes.

Item 2 - Controls and Procedures.

(a)                                  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FIRST FUNDS

By:	/s/ George Lewis
George Lewis
President/Principal Executive Officer

Date:	May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George Lewis
George Lewis
President /Principal Executive Officer

Date:	May 25, 2006

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer /Principal Financial Officer

Date:	May 25, 2006

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